Net Defined Benefit Liabilities - Summary of Amount Recognized in the Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	₩ 2,218,655	₩ 2,494,930
Fair value of plan assets	(2,478,143)	(2,314,632)
Liabilities	51,654	197,883
Assets	₩ 311,142	₩ 17,585